Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Increase in contract with customer, asset			$ 673.9		$ 663.9
Contract assets, transfer to accounts receivable			466.8		$ 357.4
Performance obligation satisfied in previous period	$ 619.1	$ 529.3	$ 1,571.6	$ 1,349.9